Income Tax Provision (Details) - Schedule of income tax provision - Unique Logistics International, Inc. [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2023	Feb. 28, 2022	May 31, 2022	May 31, 2021
Federal provision (benefit)
Current	$ (134,755)	$ (93,752)	$ 1,194,842	$ 2,294,248	$ 2,052,526	$ 521,293
Deferred	(135,654)	343,363	(188,613)	83,784	(554,294)	(208,560)
Foreign	10,299		10,299
State and Local provision (benefit)
Current	(542,436)	(81,039)	(138,956)	371,961
Deferred	(11,534)	59,635	(27,605)	15,214	(125,232)	(55,440)
Total provision	$ (814,080)	$ 228,207	$ 849,967	$ 2,765,207	$ 2,414,298	$ 519,869